UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2009
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Insight Capital Research & Management, Inc.

Address:   2121 N. California Boulevard
           Suite 560
           Walnut Creek, CA  94596


Form 13F File Number: 28-04736


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   James Foran
Title:  Controller
Phone:  925-948-2000

Signature,  Place,  and  Date  of  Signing:

/s/ James Foran                    Walnut Creek, CA                   2/5/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              71

Form 13F Information Table Value Total:  $      648,763
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
------------------------------ -------------- --------- -------- ------------------ ---------- -------- ----------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED  NONE
------------------------------ -------------- --------- -------- --------- --- ---- ---------- -------- ------- ------ -------
Abovenet Inc                   cs             00374N107    3,354    51,575          SOLE                 32,775      0  18,800
Aixtron Ag ADR                 cs             009606104   19,220   573,228          SOLE                372,900      0 200,328
Alcon Inc                      cs             H01301102    1,051     6,396          SOLE                    453      0   5,943
Amazon.Com Inc                 cs             023135106    2,121    15,765          SOLE                  1,122      0  14,643
American Greetings             cs             026375105   14,013   643,089          SOLE                397,331      0 245,758
Apple Inc                      cs             037833100    2,101     9,970          SOLE                  1,001      0   8,969
Atheros Comm Inc               cs             04743P108   17,089   499,105          SOLE                326,022      0 173,083
Bucyrus Intl Inc Cl A          cs             118759109    1,649    29,246          SOLE                  2,063      0  27,183
Clearwater Paper Corp          cs             18538R103   12,295   223,661          SOLE                153,787      0  69,874
Cognizant Tech Sol             cs             192446102    3,705    81,728          SOLE                 34,776      0  46,952
Cooper Tire & Rubber           cs             216831107   19,750   985,015          SOLE                623,560      0 361,455
Cree Research Inc              cs             225447101    4,932    87,486          SOLE                 33,867      0  53,619
Ctrip.com Intl Ltd             cs             22943F100    2,329    32,417          SOLE                 10,912      0  21,505
Dr Reddys Labs Ltd ADR         cs             256135203   19,278   796,292          SOLE                433,690      0 362,602
EMC Corp Mass                  cs             268648102    1,230    70,419          SOLE                  2,528      0  67,891
F5 Networks Inc                cs             315616102    6,420   121,196          SOLE                 54,385      0  66,811
Fedex Corp                     cs             31428X106    1,962    23,512          SOLE                    840      0  22,672
Flextronics Intl Ltd           cs             Y2573F102    1,269   173,576          SOLE                 13,273      0 160,303
Freeport-McMoRan               cs             35671D857      980    12,204          SOLE                    853      0  11,351
Goldman Sachs Grp Inc          cs             38141G104    1,535     9,093          SOLE                    644      0   8,449
Google Inc                     cs             38259P508    1,980     3,193          SOLE                    297      0   2,896
Green Mtn Coffee Roast         cs             393122106   16,439   201,784          SOLE                135,105      0  66,679
Harbin Electric Inc            cs             41145W109    2,845   138,500          SOLE                 88,000      0  50,500
Hewlett Packard Co             cs             428236103    2,805    54,461          SOLE                  3,735      0  50,726
Home Inns & Hotels             cs             43713W107   11,787   333,445          SOLE                232,329      0 101,116
Impax Laboratories             cs             45256B101   10,611   779,623          SOLE                526,383      0 253,240
Intl Bus Machines              cs             459200101      968     7,396          SOLE                    521      0   6,875
J Crew Group Inc               cs             46612H402   21,545   481,549          SOLE                331,049      0 150,500
Jabil Circuit Inc              cs             466313103    1,538    88,523          SOLE                  6,255      0  82,268
Kirklands Inc                  cs             497498105    8,258   475,445          SOLE                331,496      0 143,949
Las Vegas Sands Corp           cs             517834107      928    62,100          SOLE                  2,230      0  59,870
Life Technologies Corp         cs             53217V109    1,230    23,557          SOLE                  1,657      0  21,900
Lululemon Athletica Inc        cs             550021109   14,272   474,142          SOLE                318,245      0 155,897
McKesson Inc                   cs             58155Q103    2,503    40,051          SOLE                  2,835      0  37,216
Medifast Inc                   cs             58470H101    6,098   199,421          SOLE                141,004      0  58,417
Mercadolibre Inc               cs             58733R102   14,303   275,748          SOLE                185,890      0  89,858
Micron Technology              cs             595112103    3,019   285,892          SOLE                 20,164      0 265,728
Microsoft Corp                 cs             594918104    1,597    52,395          SOLE                  3,595      0  48,800
Microstrategy Inc              cs             594972408   18,020   191,666          SOLE                135,944      0  55,722
Nanometrics Inc                cs             630077105   14,025 1,237,834          SOLE                756,719      0 481,115
NBTY Inc                       cs             628782104   14,353   329,652          SOLE                204,256      0 125,396
NetApp Inc                     cs             64110D104    3,060    89,069          SOLE                  5,287      0  83,782
Nova Measuring Instruments Ltd cs             M7516K103    2,155   333,659          SOLE                120,471      0 213,188
Nu Skin Ent Inc                cs             67018T105   12,616   469,510          SOLE                323,523      0 145,987
Nutri Sys Inc New              cs             67069D108   13,656   438,106          SOLE                262,663      0 175,443
Oshkosh Corp                   cs             688239201   19,963   539,110          SOLE                372,396      0 166,714
Perfect World Co Ltd           cs             71372U104    8,418   213,445          SOLE                152,344      0  61,101
Perrigo Co                     cs             714290103    5,781   145,136          SOLE                 56,457      0  88,679
Priceline.Com Inc              cs             741503403    4,565    20,899          SOLE                  7,582      0  13,317
Rackspace Hosting Inc          cs             750086100    9,550   458,014          SOLE                321,418      0 136,596
Rehabcare Group                cs             759148109    3,111   102,225          SOLE                 64,725      0  37,500
Schweitzer Mauduit Intl        cs             808541106   14,890   211,653          SOLE                141,790      0  69,863
Seagate Technology             cs             G7945J104    4,844   266,316          SOLE                 79,977      0 186,339
Sirona Dental Systems          cs             82966C103   12,733   401,155          SOLE                270,068      0 131,087
Skechers USA Inc               cs             830566105   10,974   373,125          SOLE                263,487      0 109,638
Sourcefire Inc                 cs             83616T108   17,067   638,251          SOLE                440,416      0 197,835
Steve Madden Ltd               cs             556269108    5,100   123,675          SOLE                 78,875      0  44,800
SXC Health Solutions           cs             78505P100   28,226   523,182          SOLE                339,969      0 183,213
Tech Data Corp                 cs             878237106   10,266   220,021          SOLE                139,761      0  80,260
Teck Resources Ltd             cs             878742204    1,363    38,977          SOLE                  2,735      0  36,242

                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
------------------------------ -------------- --------- -------- ------------------ ---------- -------- ----------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED  NONE
------------------------------ -------------- --------- -------- --------- --- ---- ---------- -------- ------- ------ -------
Telestone Technologies Corp    cs             87953J102   16,847   849,158          SOLE                525,236      0 323,922
Tempur Pedic Intl Inc          cs             88023U101   13,824   585,027          SOLE                350,636      0 234,391
Textron Inc                    cs             883203101      935    49,712          SOLE                  3,605      0  46,107
Trina Solar Ltd                cs             89628E104   28,323   524,789          SOLE                344,079      0 180,710
Tupperware Corp                cs             899896104   14,255   306,095          SOLE                195,867      0 110,228
Veeco Instruments              cs             922417100   39,440 1,193,719          SOLE                780,768      0 412,951
Virgin Media Inc               cs             92769L101    2,158   128,236          SOLE                  7,290      0 120,946
VistaPrint Ltd                 cs             N93540107   10,316   182,073          SOLE                128,526      0  53,547
Walter Energy Inc              cs             93317Q105   16,979   225,453          SOLE                146,511      0  78,942
Western Digital                cs             958102105    2,390    54,140          SOLE                  3,768      0  50,372
Xyratex Ltd                    cs             G98268108    9,551   717,570          SOLE                507,453      0 210,117


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